Investment Objectives and Goals - Dreyfus Institutional Preferred Treasury Obligations Fund	Apr. 30, 2024
Hamilton Shares Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Institutional Preferred Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Instiutional Shares Prospectus
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Institutional Preferred Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.